Cover	May 01, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Forefront Tech Holdings Acquisition Corp (the “Company”) with the U.S. Securities and Exchange Commission on May 5, 2026 (the “Original 8-K”). This Amendment is being filed to correct certain inadvertent errors in Items 3.02 and 8.01 of the Original 8-K. Specifically, the Original 8-K incorrectly stated that (i) a total of $103,700,000 was deposited into the trust account, when the correct amount was $100,300,000, and (ii) the deadline to complete the Company’s initial business combination was 24 months from the closing of the IPO, when the correct period is 18 months. In addition, Item 3.02 of the Original 8-K contained a duplicative use of the phrase “an aggregate of” in describing the private sale of the Sponsor Private Placement Units and the Underwriter Private Placement Units, and incorrectly described the Underwriter Private Placement Units as identical to the “Warrants sold in the Initial Public Offering” rather than the “Units sold in the IPO.” For the avoidance of doubt, the foregoing corrections conform the disclosure in the Original 8-K to the terms of the IPO as described in the Company’s prospectus dated April 29, 2026 (the “Prospectus”). The actual amount deposited into the trust account and the actual completion period have at all times been as corrected herein. No other changes are being made to the Original 8-K. All other Items in the Original 8-K, including Items 1.01 and 9.01, and their related exhibits, are incorporated herein by reference to the Original 8-K and are not amended hereby.
Document Period End Date	May 01, 2026
Entity File Number	001-43263
Entity Registrant Name	FOREFRONT TECH HOLDINGS Acquisition Corp
Entity Central Index Key	0002097986
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 210, 2nd Floor
Entity Address, Address Line Two	Windward III
Entity Address, Address Line Three	Regatta Office Park, PO Box 500
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	302
Local Phone Number	406-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	FTHAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FTHA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FTHAW
Security Exchange Name	NASDAQ